Operating segment (Tables)	6 Months Ended
Jul. 31, 2021
Operating Segment
Disclosure of Reconciliation of Segment EBITDA to Profit or Loss and Other Comprehensive Income

Management meets on a monthly basis to assess the performance of each segment. Net operating profit does not include non- operating revenue and expenses such as dividends, fair value gains and losses.

	6 months to 31 July 2021 US $000’s	6 months to 31 July 2020 US $000’s

Adjusted EBITDA	(2,384)	(1,188)
Brand transition, restructure and transaction expenses	(13,317)	(3,078)
Finance expense	(44)	(2,155)
Impairment expense	(4,971)	-
Depreciation and amortisation	(170)	(143)
Unrealised foreign exchange gain	(1,487)	1,665
Fair value loss on Convertible Notes derivative and warrants	(10,794)	-
Income tax expense	(33)	-
Total net loss after tax	(33,200)	(4,899)

Disclosure of Detailed Information About Geographical Information

In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers whereas segment assets are based on the location of the assets.

Revenue

	6 months to 31 July 2021 US $000’s	6 months to 31 July 2020 US $000’s

New Zealand	-	-
Australia	-	-
United States	6,571	8,235
Europe	-	-
	6,571	8,235